Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets
	As of December, 31
Composition of deferred tax assets:	2019	2018
Net operating loss carry-forward	$1,585,272	$991,987
Research and development credits	112,149	63,439
Others	8,556	2,946
Net deferred tax asset before valuation allowance	1,705,976	1,058,371
Valuation allowance	(1,705,976)	(1,058,371)
Net deferred tax assets	$-	$-

Schedule of Reconcile the Statutory Income Tax Rate to Effective Income Tax Rate
	Year Ended December 31,
	2019	2018	2017

Tax rate	23%	23%	24%

Tax expense (benefit) at statutory rate	$2,054,113	$105,234	$642,090
Tax rate differential	-	-	28,057
Change in taxes from permanent differences in stock-based compensation	639,504	10,964	27,301
Change in taxes from permanent difference in derivative warrants liabilities and convertible loans	858,307	(212,959)	304,254
Change in temporary differences	111,480	-	-
Others	1,925	-	-
Loss carryforwards	442,897	307,229	282,478
Income tax expense (benefit)	$-	$-	$-